THRUST ENERGY CORP.
                                                         807-1050 Burrard Street
                                                        Vancouver, B.C.  V6Z 2S3
                                                             Tel: (604) 319-0488
                                                             Fax: (604) 687-3253


                                                                   April 7, 2006


VIA EDGAR AND COURIER

Larry Spirgel
Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:   THRUST ENERGY CORP.
           FORM SB-2
           FILED JANUARY 9, 2006
           COMMISSION FILE NO. 333-130922

Dear Mr. Spirgel:

     In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

     A. Pre-Effective Amendment No. 2 to our Registration Statement on Form SB-2 (the "Registration Statement"); and

     B. Four copies of the Registration Statement, marked to indicate the changes to the Registration Statement made by Pre-Effective Amendment No. 2.

     The Registration Statement has been amended to respond to the Staff's letter of non-accounting and accounting comments dated February 2, 2006. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

AMENDMENT NO. 1 TO FORM SB-2

Prospectus Summary, page 3

1. In response to the Staff's comment, we have revised the Prospectus Summary (page 3).

Risk Factors, page 5

Penny Stock Rules, page 10

2. In response to the Staff's comment, we have revised the risk factor heading (page 10).

Determination of Offering Price, page 13

3. In response to the Staff's comment, we respectfully submit that the section already states that the offering price was arbitrarily determined by us. We have revised the section to disclose that the offering price is substantially higher than the price paid by our controlling shareholders (page 13).

Description of Business, page 14

Strategy, page 15

4. In response to the Staff's comment, we have revised the penultimate paragraph of the section (page 16).

5. In response to the Staff's comment, we have included risk factor treatment with respect to seismic surveys (page 7).

Current Projects, page 17

6. In response to the Staff's comment, we are filing a map of Jim Wells County, Texas, showing the location of the La Vaca Prospect as Exhibit 99.2 to our second amended registration statement (page II-4).

Financial Statements, page F-1

Note 2 - Significant Accounting Policies, page F-6

Oil and Gas Activities, page F-8

7. In response to the Staff's comment, we have revised the Statements of Shareholders' Equity (pages F-3 and F13).

Part II - Information not Required in Prospectus, page II-1

Signatures

8. In response to the Staff's comment, we have revised the disclosed capacity of each signatory.

     Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Yours  very  truly,



/s/ Thomas Mills
Thomas  Mills
President  &  CEO

Enclosures